Loans Receivable, Net (Details 3) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment [Line Items]
Total Loans receivable by credit quality indicator	$ 90,203,413	$ 85,781,293
Percentage of loan receivable by credit quality indicator	100.00%	100.00%
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans receivable by credit quality indicator	85,035,503	82,733,094
Percentage of loan receivable by credit quality indicator	94.20%	96.40%
Special mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans receivable by credit quality indicator	2,207,565	1,344,320
Percentage of loan receivable by credit quality indicator	2.40%	1.60%
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans receivable by credit quality indicator	867,118	117,826
Percentage of loan receivable by credit quality indicator	1.00%	0.10%
Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans receivable by credit quality indicator	1,948,240	1,586,053
Percentage of loan receivable by credit quality indicator	2.20%	1.90%
Loss Member
Financing Receivable, Recorded Investment [Line Items]
Total Loans receivable by credit quality indicator	$ 144,987
Percentage of loan receivable by credit quality indicator	0.20%	0.00%